Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment, net
Property and Equipment, net

4. Property and Equipment, net

Property and equipment, net consisted of the following:

	Estimated
	Useful Life	September 30,	December 31,
	(In Years)	2013	2012
		(in thousands)

Land and improvements	10 to 15	$13,869	$13,922
Buildings and improvements	5 to 40	13,958	14,100
Furniture, fixtures, and equipment	2 to 15	5,556	4,757
		33,383	32,779
Accumulated depreciation		(9,364)	(8,466)
Property and equipment, net		$24,019	$24,313

Amenities assets, net of accumulated depreciation, included in property and equipment, net above were $21.8 million and $22.2 million as of September 30, 2013 and December 31, 2012, respectively.

4. Property and Equipment, net

        Property and equipment, net consists of the following:

		December 31,
	Estimated Useful Life (In Years)
		2012	2011
		(In Thousands)
Land and improvements	10 to 15	$13,922	$13,848
Buildings and improvements	5 to 40	14,100	15,483
Furniture, fixtures, and equipment	2 to 15	4,757	4,129

		32,779	33,460
Less accumulated depreciation		(8,466)	(6,665)

Property and equipment, net		$24,313	$26,795

        Amenities assets, net of accumulated depreciation, included in property and equipment, net above were $22.2 million and $24.6 million as of December 31, 2012 and 2011, respectively.